EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.2%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Aircraft Manufacture -- 2.2%
----------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica SA                                    65,000   $   323,831
Brazil's regional aircraft manufacturer
----------------------------------------------------------------------
                                                           $   323,831
----------------------------------------------------------------------
Banks and Money Services -- 8.4%
----------------------------------------------------------------------
China Everbright Pacific, Ltd.                   304,000   $   250,302
One of China's fastest growing banks
Grupo Financiero Banamex(1)                      100,000       400,844
Mexico's largest private bank
OTP Bank Rt. GDR                                   3,950       230,087
Hungary's biggest bank
Unibanco GDR                                      11,000       331,375
Brazil's third largest private bank
----------------------------------------------------------------------
                                                           $ 1,212,608
----------------------------------------------------------------------
Beverages -- 6.6%
----------------------------------------------------------------------
Cia Cervejaria Brahma-sp ADR                      34,000   $   476,000
Largest beer brewer in Brazil and Latin
America
Pan American Beverages, Inc. ADR                  11,000       226,188
Latin America's largest anchor Coke
bottler with exposure to Mexico, Brazil,
Venezuela, Guatemala, Costa Rica,
Nicaragua and Colombia
Vina Concha y Toro ADR                             6,500       246,188
Wine producer/exporter
----------------------------------------------------------------------
                                                           $   948,376
----------------------------------------------------------------------
Broadcasting and Cable -- 1.9%
----------------------------------------------------------------------
TV Azteca SA                                      30,000   $   270,000
Mexico's second largest television
company
----------------------------------------------------------------------
                                                           $   270,000
----------------------------------------------------------------------
Computer Services -- 8.4%
----------------------------------------------------------------------
Dauo Technology, Inc.(1)                          18,902   $   657,533
Korean software provider to bigger
system integrators
El Sitio, Inc.(1)                                  2,000        73,500
A Latin American internet network and
content provider
                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------

Computer Services (continued)
----------------------------------------------------------------------
Korea Information & Communications
Co., Ltd.(1)                                       3,230   $   232,401
Info-tech company involved in creating
on-line markets for consumer products,
smart cards, and credit cards
Stone Electronic Technology, Ltd.(1)             350,000       247,652
Largest shareholder in China's largest
internet provider Sina.com
----------------------------------------------------------------------
                                                           $ 1,211,086
----------------------------------------------------------------------
Computer Software -- 3.4%
----------------------------------------------------------------------
Tecnomatix Technololgies, Ltd.(1)                 16,907   $   486,076
Israeli company concentrating in
computer aided production equipment
technology
----------------------------------------------------------------------
                                                           $   486,076
----------------------------------------------------------------------
Conglomerates -- 3.6%
----------------------------------------------------------------------
Haci Omer Sabanci Holding AS                   4,850,000   $   281,665
One of Turkey's largest conglomerates
emcompassing banking, retailing, and
telephony
John Keells Holdings                               2,449        12,857
Sri Lankan conglomerate involved in tea,
hotels, and beverages
John Keells Holdings GDR                          81,000       229,972
Sri Lankan conglomerate involved in tea,
hotels, and beverages
----------------------------------------------------------------------
                                                           $   524,494
----------------------------------------------------------------------
Electrical / Electronics -- 1.8%
----------------------------------------------------------------------
Hon Hai Precision Industry(1)                     35,000   $   261,244
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers
----------------------------------------------------------------------
                                                           $   261,244
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.6%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                            98,400   $   524,172
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
----------------------------------------------------------------------
                                                           $   524,172
----------------------------------------------------------------------
Foods -- 7.9%
----------------------------------------------------------------------
Carulla SA ADR                                    80,000   $    70,000
Columbian grocery and supermarket chain

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------

Foods (continued)
----------------------------------------------------------------------
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar                              18,500   $   597,781
Supermarket chain
President Chain Store Corp.                      106,200       469,177
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
----------------------------------------------------------------------
                                                           $ 1,136,958
----------------------------------------------------------------------
Insurance -- 2.5%
----------------------------------------------------------------------
Liberty Life Associates of Africa                 18,360   $   211,780
One of South Africa's most efficient
life insurance companies
Samsung Fire & Marine Insurance                    4,896       156,086
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $   367,866
----------------------------------------------------------------------
Investment Services -- 4.1%
----------------------------------------------------------------------
Li & Fung, Ltd.                                  234,000   $   587,032
Largest global intermediator between
garment suppliers and retailers
----------------------------------------------------------------------
                                                           $   587,032
----------------------------------------------------------------------
Machinery -- 1.9%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                            8,500   $   282,356
Largest industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   282,356
----------------------------------------------------------------------
Manufacturing -- 1.4%
----------------------------------------------------------------------
Tata Engineering and Locomotion GDR               39,000   $   209,625
Largest automobile manufacturer in India
with a dominant position in the
commercial vehicle business
----------------------------------------------------------------------
                                                           $   209,625
----------------------------------------------------------------------
Media & Leisure -- 2.1%
----------------------------------------------------------------------
Corporacion Interamericana
de Entretenimiento S.A.(1)                        75,040   $   299,606
Mexican fully integrated entertainment
company comprising 15 subsidiaries
operating in North America, South
America and Europe
----------------------------------------------------------------------
                                                           $   299,606
----------------------------------------------------------------------
                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Metals - Industrial -- 4.7%
----------------------------------------------------------------------
Anglo American PLC                                 5,700   $   366,711
The world's largest producer of gold,
platinum, and diamonds
Hindalco Industries Ltd. GDR                      13,300       314,545
India's second largest aluminum producer
and lowest cost producer in the world
----------------------------------------------------------------------
                                                           $   681,256
----------------------------------------------------------------------
Oil and Gas - Integrated -- 3.5%
----------------------------------------------------------------------
Surgutneftegaz ADR                                30,000   $   510,000
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $   510,000
----------------------------------------------------------------------
Publishing -- 2.1%
----------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik AS        16,668,300   $   307,306
Turkey's most widely read newspaper
----------------------------------------------------------------------
                                                           $   307,306
----------------------------------------------------------------------
Semiconductors -- 4.4%
----------------------------------------------------------------------
Chartered Semiconductor
Manufacturing, Ltd.(1)*                           35,000   $   238,660
Singapore based DRAM foundry business
Samsung Electronics                                1,720       402,924
World's biggest and most profitable
semiconductor company
----------------------------------------------------------------------
                                                           $   641,584
----------------------------------------------------------------------
Telecommunications Services -- 8.6%
----------------------------------------------------------------------
ECtel, Ltd.(1)                                    13,140   $   239,805
Israeli technology company specializing
in fraud management and network
monitoring systems
Hellenic Telecommunications Organization
SA ADR                                            21,000       252,000
Incumbent Greek telecommunications
operator with both fixed and mobile
operations
Korea Mobile Telecom Corp.*                          200       747,690
Korea's dominant mobile
telecommunications company
----------------------------------------------------------------------
                                                           $ 1,239,495
----------------------------------------------------------------------
Telephone Utilities -- 14.1%
----------------------------------------------------------------------
Korea Telecom Corp. ADR(1)                         9,070   $   677,983
Monopolistic telecom service provider
for South Korea

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------

Telephone Utilities (continued)
----------------------------------------------------------------------
Tele Norte Leste Participacoes ADR                15,000   $   382,500
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil
Telefonos de Mexico ADR                            4,000       450,000
Largest telecom operator with interests
in local and long distance
telecommunications
Videsh Sanchar Nigam Ltd., GDR                    21,500       533,200
India's monopoly international telephone
service provider
----------------------------------------------------------------------
                                                           $ 2,043,683
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $9,017,665)                            $14,068,654
----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.8%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Centers -- 0.8%
----------------------------------------------------------------------
Siam Commercial Bank(1)                           90,000   $   109,844
One of Thailand's major banks
----------------------------------------------------------------------
                                                           $   109,844
----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $63,235)                               $   109,844
----------------------------------------------------------------------
PREFERRED STOCKS -- 0.0%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil S.A.       7,000,000   $     7,091
This company is an electricity
generator.
----------------------------------------------------------------------
                                                           $     7,091
----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $25,810)                               $     7,091
----------------------------------------------------------------------
WARRANTS -- 0.3%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Services -- 0.3%
----------------------------------------------------------------------
Siam Commercial Bank                              90,000   $    41,788
One of Thailand's major banks
----------------------------------------------------------------------
                                                           $    41,788
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    41,788
----------------------------------------------------------------------
RIGHTS -- 0.1%

                SECURITY                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 0.1%
----------------------------------------------------------------------
Samsung Fire & Marine Insurance                    1,001   $     8,025
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $     8,025
----------------------------------------------------------------------
Total Rights
   (identified cost $0)                                    $     8,025
----------------------------------------------------------------------
Total Investments -- 98.4%
   (identified cost $9,106,710)                            $14,235,402
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                     $   236,837
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,472,239
----------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt

 * Security valued at fair value using methods determined in good faith by or at direction of the Trustees.

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Argentina                                        0.5%    $   73,500
Brazil                                          14.6      2,118,578
Chile                                            1.7        246,188
China                                            3.4        497,954
Colombia                                         0.5         70,000
Greece                                           1.7        252,000
Hong Kong                                        4.1        587,032
Hungary                                          1.6        230,088
India                                            7.3      1,057,370
Israel                                           5.0        725,881
Mexico                                          11.4      1,646,637
Republic of Korea                               19.9      2,882,641
Russia                                           3.5        510,000
Singapore                                        1.7        238,660
South Africa                                     4.0        578,492
Sri Lanka                                        1.7        242,829
Taiwan                                           8.7      1,254,593
Thailand                                         3.0        433,988
Turkey                                           4.1        588,971

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $9,106,710)          $14,235,402
Cash                                           71,337
Foreign currency, at value
   (identified cost, $192,568)                192,861
Dividends receivable                           14,590
-----------------------------------------------------
TOTAL ASSETS                              $14,514,190
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Accrued expenses                          $    41,951
-----------------------------------------------------
TOTAL LIABILITIES                         $    41,951
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $14,472,239
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 9,343,180
Net unrealized appreciation (computed on
   the basis of identified cost)            5,129,059
-----------------------------------------------------
TOTAL                                     $14,472,239
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $17,539)                               $  172,400
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  172,400
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   71,563
Administration fee                            23,919
Trustees fees and expenses                     7,261
Custodian fee                                 73,735
Legal and accounting services                 45,608
Amortization of organization expenses          3,473
Miscellaneous                                  6,365
----------------------------------------------------
TOTAL EXPENSES                            $  231,924
----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $   71,563
   Reduction of administration fee            23,919
   Reduction of custodian fee                  6,755
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  102,237
----------------------------------------------------

NET EXPENSES                              $  129,687
----------------------------------------------------

NET INVESTMENT INCOME                     $   42,713
----------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $15,535)                     $  862,026
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (11,942)
----------------------------------------------------
NET REALIZED GAIN                         $  850,084
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $5,633,614
   Foreign currency and forward foreign
      currency exchange contracts            (17,572)
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $5,616,042
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $6,466,126
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $6,508,839
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
in Net Assets                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $          42,713  $          45,011
   Net realized gain (loss)                         850,084         (3,643,640)
   Net change in unrealized
      appreciation (depreciation)                 5,616,042         (1,140,696)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       6,508,839  $      (4,739,325)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       6,286,238  $       3,995,966
   Withdrawals                                   (6,199,686)        (9,933,398)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $          86,552  $      (5,937,432)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       6,595,391  $     (10,676,757)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       7,876,848  $      18,553,605
------------------------------------------------------------------------------
AT END OF YEAR                            $      14,472,239  $       7,876,848
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED DECEMBER 31,
                                -----------------------------------------
                                 1999     1998    1997     1996     1995
-------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------
Net expenses                    1.42%    1.71%   1.53%    1.54%      2.58%
Net expenses after custodian
   fee reduction                1.35%    1.41%   1.35%    1.32%      2.58%
Net investment income (loss)    0.45%    0.37%   0.08%    0.14%     (1.00)%
Portfolio Turnover                95%    117%     160%     125%        98%
-------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $14,472  $7,877  $18,554  $10,659  $3,587
-------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:

   Expenses                     2.42%    1.87%   1.81%    2.24%      5.24%
   Expenses after custodian
      fee reduction             2.35%    1.57%   1.63%    2.02%      5.24%
Net investment income (loss)    (0.55)%  0.21%   (0.20)%  (0.56)%   (3.66)%
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, had been amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 F Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the adviser fee was 0.75% of average daily net assets and amounted to $71,563. To enhance the net income of the Portfolio, the Adviser made a reduction of the investment adviser fee of $71,563. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the administration fee was 0.25% of average daily net assets and amounted to $23,919. To enhance the net income of the Portfolio, the administrator reduced fees in the amount of $23,919. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $8,785,429 and $8,935,445, respectively, for the year ended December 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $9,106,710
    ----------------------------------------------------
    Gross unrealized appreciation             $5,631,818
    Gross unrealized depreciation               (503,126)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $5,128,692
    ----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1999.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1999, there were no obligations under these financial instruments outstanding.

8 Subsequent Event
-------------------------------------------
   Effective May 1, 2000, Jacob Rees-Mogg will be co-portfolio manager of the Emerging Markets Portfolio. Mr. Rees-Mogg is an Investment Manager for Lloyd George Investment Management (Bermuda) Limited and has been employed by Lloyd George for more than five years.

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
EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Emerging Markets Portfolio:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio (the Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, alternative auditing procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Emerging Markets Portfolio at December 31, 1999, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

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
EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT


EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

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